Financial Instruments - Investments - Unrealized Gains and Losses Related to Equity Securities - Footnotes (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized gain on equity securities	$ 477
Financial Assets and Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized gain on equity securities	$ 477